Summary of Related Party Costs (Parenthetical) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class T Common stock
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Former Dealer Manager
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description				accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Former Dealer Manager | Class T Common stock
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share		accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share